CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the incorporation by reference in the Certified Annual Shareholder Report of a Management Investment Company- Form N-CSR of the Staar Investment Trust of our report, dated February 27, 2013 on the Statement of Assets and Liabilities, including the Schedules of Investments, as of December 31, 2012, and the related Statement of Operations, Statements of Changes in Net Assets and financial highlights for the period then ended.

Goff Backa Alfera & Company, LLC

Pittsburgh, Pennsylvania

March 8, 2013